 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Eldridge AAA CLO ETF
CLOX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at http://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge AAA CLO ETF	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$107,318,012
Number of Holdings	65
Portfolio Turnover	49%
30-Day SEC Yield	5.52%
30-Day SEC Yield Unsubsidized	5.52%
Visit http://www.cloxfund.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers (% of net assets)
Palmer Square CLO 2023-1 Ltd.	3.1%
Bain Capital Credit CLO 2024-2 Ltd.	2.8%
Generate CLO 17 Ltd.	2.8%
Magnetite XXVIII Ltd.	2.8%
OHA Credit Funding 5 Ltd.	2.8%
Flatiron CLO 25 Ltd.	2.8%
Goldentree Loan Management US CLO 22 Ltd.	2.8%
OCP CLO 2021-22 Ltd.	2.8%
Madison Park Funding XXX Ltd.	2.8%
Benefit Street Partners CLO XXVIII Ltd.	2.8%

Security Type (% of net assets)
Collateralized Loan Obligations	100.3%
Cash & Other	-0.3%

Industry (% of net assets)
Asset Backed Securities	100.3%
Cash & Other	-0.3%
Changes to Fund’s Investment Adviser or Sub Adviser:
Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Eldridge AAA CLO ETF	PAGE 1	TSR-SAR-81752T486

Fund Name Change:
Panagram AAA CLO ETF changed its name to Eldridge AAA CLO ETF.
MANAGED DISTRIBUTIONS
For the 6-month period ending February 28, 2025, the Fund made monthly distributions totaling $2.6 million or $0.75 per share with an average of $0.12 per share per month. From inception through February 28, 2025, the Fund has made monthly distributions totaling $5.9 million or $2.43 per share. None of the Fund’s dividends to date has been a return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.cloxfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge AAA CLO ETF	PAGE 2	TSR-SAR-81752T486

Eldridge BBB-B CLO ETF
CLOZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://clozfund.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge BBB-B CLO ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,018,480,446
Number of Holdings	278
Portfolio Turnover	37%
30-Day SEC Yield	7.48%
30-Day SEC Yield Unsubsidized	7.48%
Visit https://clozfund.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers (% of net assets)
Carlyle US CLO 2021-2 Ltd.	1.5%
KKR CLO 37 Ltd.	1.4%
OHA Credit Partners VII Ltd.	1.4%
Elmwood CLO XI Ltd.	1.3%
Elmwood CLO II Ltd.	1.3%
OHA Credit Funding 3 Ltd.	1.1%
Ares LXIV CLO Ltd.	1.1%
CIFC Funding 2018-II Ltd.	1.0%
Ballyrock CLO 28 Ltd.	1.0%
Palmer Square CLO 2024-4 Ltd.	1.0%

Security Type (% of net assets)
Collateralized Loan Obligations	91.8%
Cash & Other	8.2%

Industry (% of net assets)
Asset Backed Securities	91.8%
Cash & Other	8.2%
Changes to Fund’s Investment Adviser or Sub Adviser:
Panagram Structured Asset Management, LLC changed its name to Eldridge Structured Credit Advisers, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
The Portfolio Managers of the Fund are now Tony Minella, Tarek Barbar and Andrew Ward.
Fund Name Change:
Panagram BBB-B CLO ETF changed its name to Eldridge BBB-B CLO ETF.
Eldridge BBB-B CLO ETF	PAGE 1	TSR-SAR-81752T528

MANAGED DISTRIBUTIONS
For the 6-month period ending February 28, 2025, the Fund made monthly distributions totaling $21.9 million or $1.14 per share with an average of $0.19 per share per month. From inception through February 28, 2025, the Fund has made monthly distributions totaling $47.1 million or $4.90 per share. None of the Fund’s dividends to date has been a return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://clozfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge BBB-B CLO ETF	PAGE 2	TSR-SAR-81752T528

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ELDRIDGE AAA CLO ETF
TICKER SYMBOL: CLOX
ELDRIDGE BBB-B CLO ETF
TICKER SYMBOL: CLOZ
Core Financial Statements
February 28, 2025

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 100.3%(a)
Bermuda — 1.2%
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, 5.77% (3 mo. Term SOFR + 1.48%), 04/20/2037(b)	$1,250,000	$1,256,159
Cayman Islands — 85.3%(c)
AGL CLO 12 Ltd., Series 2021-12A, Class A1, 5.72% (3 mo. Term SOFR + 1.42%), 07/20/2034(b)	800,000	800,601
AGL CLO 33 Ltd., Series 2024-33A, Class A1, 5.64% (3 mo. Term SOFR + 1.35%), 07/21/2037(b)	2,565,000	2,574,429
Aimco CLO 10 Ltd., Series 2019-10A, Class ARR, 5.70% (3 mo. Term SOFR + 1.41%), 07/22/2037(b)	900,000	903,273
Apidos CLO XXXVII Ltd., Series 2021-37A, Class A, 5.68% (3 mo. Term SOFR + 1.39%), 10/22/2034(b)	1,500,000	1,503,457
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, 5.55% (3 mo. Term SOFR + 1.25%), 01/25/2038(b)	2,000,000	2,010,400
Ares LXI CLO Ltd., Series 2021-61A, Class A1R, 5.82% (3 mo. Term SOFR + 1.53%), 04/20/2037(b)	1,500,000	1,510,215
Ares XLI CLO Ltd., Series 2016-41A, Class AR2, 5.63% (3 mo. Term SOFR + 1.33%), 04/15/2034(b)	900,000	901,125
Bain Capital Credit CLO 2017-2 Ltd., Series 2017-2A, Class A1R3, 5.70% (3 mo. Term SOFR + 1.40%), 07/25/2037(b)	2,000,000	2,010,124
Bain Capital Credit CLO 2020-2, Series 2020-2A, Class ARR, 5.53% (3 mo. Term SOFR + 1.24%), 07/19/2034(b)	1,800,000	1,802,401
Bain Capital Credit CLO 2024-2 Ltd., Series 2024-2A, Class A1, 5.82% (3 mo. Term SOFR + 1.52%), 07/15/2037(b)	3,000,000	3,026,775
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A1, 5.71% (3 mo. Term SOFR + 1.41%), 01/15/2035(b)	1,115,000	1,116,276
Basswood Park CLO Ltd., Series 2021-1A, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/20/2034(b)	1,250,000	1,252,549
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1RR, 5.77% (3 mo. Term SOFR + 1.47%), 04/20/2034(b)	2,000,000	2,000,930
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 5.73% (3 mo. Term SOFR + 1.43%), 10/15/2034(b)	1,000,000	1,002,799
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class A1R, 5.70% (3 mo. Term SOFR + 1.40%), 01/25/2035(b)	900,000	900,553
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class A1R, 5.47% (3 mo. Term SOFR + 1.15%), 04/20/2038(b)	2,055,000	2,056,541
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class A1, 5.67% (3 mo. Term SOFR + 1.37%), 04/20/2034(b)	1,200,000	1,203,240
Carlyle US CLO 2024-2 Ltd., Series 2024-2A, Class A, 5.82% (3 mo. Term SOFR + 1.52%), 04/25/2037(b)	2,000,000	2,014,740
CIFC Funding 2017-I Ltd., Series 2017-1A, Class ARR, 5.84% (3 mo. Term SOFR + 1.55%), 04/21/2037(b)	835,000	841,160
CIFC Funding 2020-II Ltd., Series 2020-2A, Class AR, 5.73% (3 mo. Term SOFR + 1.43%), 10/20/2034(b)	1,500,000	1,503,228
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class A1R, 5.73% (3 mo. Term SOFR + 1.30%), 01/15/2040(b)	800,000	803,463
CIFC Funding 2022-II Ltd., Series 2022-2A, Class A1R, 5.29% (3 mo. Term SOFR + 0.97%), 04/19/2035(b)	800,000	800,446

The accompanying notes are an integral part of these financial statements.

1

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Elmwood CLO 26 Ltd., Series 2024-1A, Class A1, 5.79% (3 mo. Term SOFR + 1.50%), 04/18/2037(b)	$1,850,000	$1,862,761
Elmwood CLO 27 Ltd., Series 2024-3A, Class A, 5.81% (3 mo. Term SOFR + 1.52%), 04/18/2037(b)	1,500,000	1,506,987
Elmwood CLO V Ltd., Series 2020-2A, Class ARR, 5.66% (3 mo. Term SOFR + 1.37%), 10/20/2037(b)	1,500,000	1,512,585
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, 5.66% (3 mo. Term SOFR + 1.36%), 10/15/2037(b)	900,000	905,307
Flatiron CLO 25 Ltd., Series 2024-2A, Class A, 5.62% (3 mo. Term SOFR + 1.35%), 10/17/2037(b)	3,000,000	3,018,663
Generate CLO 17 Ltd., Series 2024-17A, Class A1, 5.69% (3 mo. Term SOFR + 1.40%), 10/22/2037(b)	3,000,000	3,019,578
Goldentree Loan Management US CLO 22 Ltd., Series 2024-22A, Class A, 5.94% (3 mo. Term SOFR + 1.33%), 10/20/2037(b)	3,000,000	3,017,466
Goldentree Loan Management US CLO 6 Ltd. Series 2019-6A, Class AR, 5.61% (3 mo. Term SOFR + 1.32%), 04/20/2035(b)	1,250,000	1,250,063
Series 2019-6A, Class AR2, 5.28% (3 mo. Term SOFR + 0.97%), 04/20/2035(b)	1,250,000	1,250,938
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, 5.68% (3 mo. Term SOFR + 1.38%), 04/20/2034(b)	900,000	902,781
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, 6.15% (3 mo. Term SOFR + 1.85%), 07/17/2036(b)	2,000,000	2,010,938
Madison Park Funding LXVII Ltd., Series 2024-67A, Class A1, 5.81% (3 mo. Term SOFR + 1.51%), 04/25/2037(b)	1,300,000	1,309,543
Madison Park Funding XXX Ltd., Series 2018-30A, Class A1R, 5.67% (3 mo. Term SOFR + 1.36%), 07/16/2037(b)	3,000,000	3,015,741
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class A1RR, 5.68% (3 mo. Term SOFR + 1.37%), 10/16/2037(b)	2,000,000	2,013,836
Magnetite XLIV Ltd., Series 2024-44A, Class A1, 5.92% (3 mo. Term SOFR + 1.35%), 10/15/2037(b)	2,000,000	2,013,500
Magnetite XXVIII Ltd., Series 2020-28A, Class A1RR, 5.54% (3 mo. Term SOFR + 1.24%), 01/15/2038(b)	3,000,000	3,019,152
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1R, 5.82% (3 mo. Term SOFR + 1.53%), 04/20/2038(b)	1,250,000	1,256,820
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, 5.69% (3 mo. Term SOFR + 1.39%), 07/17/2035(b)	900,000	903,586
OCP CLO 2017-13 Ltd., Series 2017-13A, Class AR2, 5.90% (3 mo. Term SOFR + 1.34%), 11/26/2037(b)	1,000,000	1,001,841
OCP CLO 2019-17 Ltd., Series 2019-17A, Class AR2, 5.69% (3 mo. Term SOFR + 1.40%), 07/20/2037(b)	1,250,000	1,256,786
OCP CLO 2021-22 Ltd., Series 2021-22A, Class AR, 5.64% (3 mo. Term SOFR + 1.35%), 10/20/2037(b)	3,000,000	3,015,867
Octagon Investment Partners 29 Ltd., Series 2016-1A, Class A1R2, 5.71% (3 mo. Term SOFR + 1.42%), 07/18/2037(b)	2,000,000	2,012,044
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 5.64% (3 mo. Term SOFR + 1.35%), 10/18/2037(b)	3,000,000	3,018,750
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 5.69% (3 mo. Term SOFR + 1.39%), 01/18/2036(b)	800,000	801,518

The accompanying notes are an integral part of these financial statements.

2

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
OHA Credit Partners XVI Ltd., Series 2021-16A, Class AR, 5.64% (3 mo. Term SOFR + 1.35%), 10/18/2037(b)	$1,975,000	$1,986,516
Palmer Square CLO 2019-1 Ltd., Series 2019-1A, Class A1R, 5.73% (3 mo. Term SOFR + 1.41%), 11/14/2034(b)	890,000	892,225
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 01/20/2038(b)	3,250,000	3,275,272
Palmer Square CLO 2024-3 Ltd., Series 2024-3A, Class A, 5.64% (3 mo. Term SOFR + 1.35%), 07/20/2037(b)	1,500,000	1,507,875
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, 5.48% (3 mo. Term SOFR + 1.16%), 04/15/2038(b)	1,500,000	1,500,864
Rockland Park CLO Ltd., Series 2021-1A, Class A, 5.68% (3 mo. Term SOFR + 1.38%), 04/20/2034(b)	1,200,000	1,201,976
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.66% (3 mo. Term SOFR + 1.36%), 10/15/2039(b)	1,500,000	1,510,026
Sixth Street CLO XV Ltd., Series 2020-15A, Class AR, 5.67% (3 mo. Term SOFR + 1.37%), 10/24/2037(b)	1,000,000	1,006,856
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 07/15/2037(b)	1,200,000	1,208,944
		91,526,330
Jersey — 12.9%
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 6.05% (3 mo. Term SOFR + 1.75%), 10/15/2036(b)	2,000,000	2,012,424
Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class AR, 5.64% (3 mo. Term SOFR + 1.35%), 10/20/2037(b)	3,000,000	3,015,420
Birch Grove CLO 8 Ltd., Series 2024-8A, Class A1, 5.92% (3 mo. Term SOFR + 1.63%), 04/20/2037(b)	900,000	906,609
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.65% (3 mo. Term SOFR + 1.36%), 10/21/2037(b)	2,000,000	2,012,798
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, 5.63% (3 mo. Term SOFR + 1.34%), 04/22/2035(b)	880,000	881,637
Neuberger Berman Loan Advisers CLO 52 Ltd., Series 2022-52A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 10/24/2038(b)	2,000,000	2,012,502
OCP CLO 2024-36 Ltd., Series 2024-36A, Class A1, 5.92% (3 mo. Term SOFR + 1.36%), 10/16/2037(b)	2,200,000	2,208,694
Symphony CLO 35 Ltd., Series 2022-35A, Class AR, 6.00% (3 mo. Term SOFR + 1.70%), 10/24/2036(b)	850,000	854,993
		13,905,077
United States — 0.9%
Clover CLO 2020-1 Ltd., Series 2020-1A, Class A1RR, 5.69% (3 mo. Term SOFR + 1.39%), 07/15/2037(b)	1,000,000	1,008,241
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $107,378,022)		107,695,807
TOTAL INVESTMENTS — 100.3% (Cost $107,378,022)		$107,695,807
Money Market Deposit Account - 0.1%(d)		69,059
Liabilities in Excess of Other Assets - (0.4)%		(446,854)
TOTAL NET ASSETS — 100.0%		$107,318,012

The accompanying notes are an integral part of these financial statements.

3

Eldridge AAA CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $107,695,807 or 100.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

4

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 91.8%(a)
Bermuda — 0.9%
OHA Credit Funding 13 Ltd., Series 2022-13A, Class D1R, 7.09% (3 mo. Term SOFR + 2.80%), 07/20/2037(b)	$3,000,000	$3,048,555
RAD CLO 25 Ltd., Series 2024-25A, Class D2, 8.74% (3 mo. Term SOFR + 4.45%), 07/20/2037(b)	1,500,000	1,546,353
RR 20 Ltd., Series 2022-20A, Class DR, 8.82% (3 mo. Term SOFR + 4.50%), 07/15/2037(b)	2,500,000	2,509,375
RR 30 Ltd., Series 2024-30A, Class D, 10.05% (3 mo. Term SOFR + 5.75%), 07/15/2036(b)	1,500,000	1,540,257
		8,644,540
Cayman Islands — 79.2%(c)
AGL CLO 10 Ltd., Series 2021-10A, Class E, 10.56% (3 mo. Term SOFR + 6.26%), 04/15/2034(b)	1,250,000	1,261,347
AGL CLO 14 Ltd., Series 2021-14A, Class D, 7.61% (3 mo. Term SOFR + 3.31%), 12/02/2034(b)	1,000,000	1,003,885
AGL CLO 17 Ltd.
Series 2022-17A, Class DR, 6.75% (3 mo. Term SOFR + 2.45%), 01/21/2035(b)	1,500,000	1,503,509
Series 2022-17A, Class ER, 8.95% (3 mo. Term SOFR + 4.65%), 01/21/2035(b)	7,000,000	7,026,551
AGL CLO 33 Ltd., Series 2024-33A, Class D1, 7.09% (3 mo. Term SOFR + 2.80%), 07/21/2037(b)	8,000,000	8,123,008
AGL CLO 34 Ltd., Series 2024-34A, Class D1, 7.30% (3 mo. Term SOFR + 2.90%), 01/22/2038(b)	5,000,000	5,083,860
AGL CLO 37 Ltd., Series 2024-37A, Class E, 9.10% (3 mo. Term SOFR + 4.80%), 04/22/2038(b)	4,500,000	4,556,277
Aimco CLO 14 Ltd.
Series 2021-14A, Class D, 7.46% (3 mo. Term SOFR + 3.16%), 04/20/2034(b)	650,000	652,263
Series 2021-14A, Class E, 10.31% (3 mo. Term SOFR + 6.01%), 04/20/2034(b)	2,000,000	2,011,392
Aimco CLO 15 Ltd., Series 2021-15A, Class E, 10.51% (3 mo. Term SOFR + 6.21%), 10/17/2034(b)	250,000	251,725
Aimco CLO 16 Ltd., Series 2021-16A, Class ER, 9.90% (3 mo. Term SOFR + 5.60%), 07/17/2037(b)	3,500,000	3,593,664
Apidos CLO XI Ltd.
Series 2012-11A, Class DR3, 8.31% (3 mo. Term SOFR + 4.01%), 04/17/2034(b)	3,250,000	3,261,664
Series 2012-11A, Class ER3, 11.13% (3 mo. Term SOFR + 6.83%), 04/17/2034(b)	2,693,000	2,720,493
Apidos CLO XXXVI Ltd.
Series 2021-36A, Class D, 7.46% (3 mo. Term SOFR + 3.16%), 07/20/2034(b)	1,000,000	1,003,578
Series 2021-36A, Class E, 10.51% (3 mo. Term SOFR + 6.21%), 07/20/2034(b)	4,500,000	4,522,126
Apidos CLO XXXVII Ltd., Series 2021-37A, Class D, 7.60% (3 mo. Term SOFR + 3.31%), 10/22/2034(b)	2,000,000	2,008,206

The accompanying notes are an integral part of these financial statements.

5

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 8.19% (3 mo. Term SOFR + 3.90%), 04/20/2037(b)	$2,900,000	$2,972,062
Ares LXIII CLO Ltd., Series 2022-63A, Class D, 7.79% (3 mo. Term SOFR + 3.50%), 04/20/2035(b)	1,250,000	1,254,961
Ares LXIV CLO Ltd.
Series 2022-64A, Class DR, 7.55% (3 mo. Term SOFR + 3.25%), 10/24/2039(b)	7,000,000	7,148,750
Series 2022-64A, Class ER, 10.80% (3 mo. Term SOFR + 6.50%), 10/24/2039(b)	4,000,000	4,113,208
Ares XLIV CLO Ltd., Series 2017-44A, Class CR, 7.96% (3 mo. Term SOFR + 3.66%), 04/15/2034(b)	1,000,000	1,003,427
Ares XXVII CLO Ltd., Series 2013-2A, Class DR3, 7.30% (3 mo. Term SOFR + 3.00%), 10/28/2034(b)	3,000,000	3,040,761
Ares XXXIX CLO Ltd., Series 2016-39A, Class ER3, 11.04% (3 mo. Term SOFR + 6.75%), 07/18/2037(b)	5,000,000	5,141,085
Bain Capital Credit CLO 2017-2 Ltd., Series 2017-2A, Class ER3, 11.64% (3 mo. Term SOFR + 7.34%), 07/25/2037(b)	4,000,000	4,104,792
Bain Capital Credit CLO 2019-1 Ltd., Series 2019-1A, Class DR2, 7.39% (3 mo. Term SOFR + 3.10%), 04/19/2034(b)	3,060,000	3,077,375
Bain Capital Credit CLO 2019-3 Ltd., Series 2019-3A, Class DRR, 7.09% (3 mo. Term SOFR + 2.80%), 10/21/2034(b)	5,000,000	5,005,930
Bain Capital Credit CLO 2024-4 Ltd., Series 2024-4A, Class D1, 7.97% (3 mo. Term SOFR + 3.10%), 10/23/2037(b)	4,375,000	4,439,557
BallyrockCLO 15 Ltd.
Series 2021-1A, Class D1R, 7.15% (3 mo. Term SOFR + 2.85%), 01/15/2038(b)	4,000,000	4,042,924
Series 2021-1A, Class ER, 9.55% (3 mo. Term SOFR + 5.25%), 01/15/2038(b)	5,000,000	5,014,700
Ballyrock CLO 25 Ltd., Series 2023-25A, Class C1R, 6.90% (3 mo. Term SOFR + 2.60%), 01/25/2038(b)	5,000,000	5,013,655
Ballyrock CLO 28 Ltd., Series 2024-28A, Class C1, 7.13% (3 mo. Term SOFR + 2.80%), 01/20/2038(b)	10,000,000	10,183,120
Barings CLO 2018-IV Ltd., Series 2018-4A, Class D, 7.46% (3 mo. Term SOFR + 3.16%), 10/15/2030(b)	1,000,000	1,005,380
Barings CLO 2019-II Ltd., Series 2019-2A, Class D1RR, 7.20% (3 mo. Term SOFR + 2.90%), 01/15/2038(b)	4,000,000	4,072,116
Barings CLO 2020-I Ltd., Series 2020-1A, Class ER2, 9.80% (3 mo. Term SOFR + 5.50%), 01/15/2038(b)	2,000,000	2,020,614
Barings CLO 2021-I Ltd., Series 2021-1A, Class D, 7.46% (3 mo. Term SOFR + 3.16%), 04/25/2034(b)	1,000,000	1,003,978
Basswood Park CLO Ltd., Series 2021-1A, Class E, 10.71% (3 mo. Term SOFR + 6.41%), 04/20/2034(b)	3,000,000	3,028,062
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class CR, 7.30% (3 mo. Term SOFR + 3.01%), 01/20/2031(b)	2,000,000	2,006,892
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D1R, 7.54% (3 mo. Term SOFR + 3.25%), 10/20/2037(b)	1,750,000	1,785,525

The accompanying notes are an integral part of these financial statements.

6

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class D1R, 7.29% (3 mo. Term SOFR + 3.00%), 07/20/2037(b)	$3,250,000	$3,297,353
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 7.51% (3 mo. Term SOFR + 3.21%), 10/15/2036(b)	2,000,000	2,007,002
Birch Grove CLO 2 Ltd., Series 2021-2A, Class ER, 11.04% (3 mo. Term SOFR + 6.75%), 10/19/2037(b)	2,000,000	2,017,854
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D1R, 7.16% (3 mo. Term SOFR + 2.85%), 01/19/2038(b)	2,750,000	2,766,373
Birch Grove CLO 4 Ltd., Series 2022-4A, Class D1R, 7.50% (3 mo. Term SOFR + 3.20%), 07/15/2037(b)	1,700,000	1,732,120
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.89% (3 mo. Term SOFR + 3.60%), 04/19/2037(b)	1,500,000	1,531,409
Carlyle C17 CLO Ltd., Series C17A, Class CR, 7.35% (3 mo. Term SOFR + 3.06%), 04/30/2031(b)	1,500,000	1,510,248
Carlyle US CLO 2017-3 Ltd., Series 2017-3A, Class ER2, 11.79% (3 mo. Term SOFR + 7.50%), 10/21/2037(b)	6,000,000	6,232,908
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class DR, 11.26% (3 mo. Term SOFR + 6.96%), 01/25/2035(b)	2,064,420	2,081,144
Carlyle US CLO 2021-10 Ltd., Series 2021-10A, Class D1R, 7.14% (3 mo. Term SOFR + 2.85%), 01/20/2038(b)	5,000,000	5,068,490
Carlyle US CLO 2021-11 Ltd., Series 2021-11A, Class D1R, 7.35% (3 mo. Term SOFR + 3.05%), 07/25/2037(b)	2,500,000	2,529,805
Carlyle US CLO 2021-2 Ltd.
Series 2021-2A, Class D1R, 7.17% (3 mo. Term SOFR + 2.85%), 04/20/2038(b)	7,000,000	7,027,692
Series 2021-2A, Class ER, 9.22% (3 mo. Term SOFR + 4.90%), 04/20/2038(b)	8,500,000	8,544,336
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class E, 11.16% (3 mo. Term SOFR + 6.86%), 04/20/2034(b)	1,000,000	1,009,757
Carlyle US CLO 2021-5 Ltd., Series 2021-5A, Class E, 10.81% (3 mo. Term SOFR + 6.51%), 07/20/2034(b)	1,500,000	1,513,906
Carlyle US CLO 2021-6 Ltd., Series 2021-6A, Class ER, 10.29% (3 mo. Term SOFR + 6.00%), 01/15/2038(b)	5,000,000	5,054,955
Carlyle US CLO 2022-3 Ltd., Series 2022-3A, Class D1R, 8.14% (3 mo. Term SOFR + 3.85%), 04/20/2037(b)	3,000,000	3,073,035
Carlyle US CLO 2022-5 Ltd., Series 2022-5A, Class ER, 11.40% (3 mo. Term SOFR + 7.10%), 10/15/2037(b)	2,400,000	2,493,838
Carlyle US CLO 2023-1 Ltd., Series 2023-1A, Class E, 12.75% (3 mo. Term SOFR + 8.46%), 07/20/2035(b)	1,000,000	1,021,816
Carlyle US CLO 2023-4 Ltd., Series 2023-4A, Class D, 8.40% (3 mo. Term SOFR + 4.10%), 10/25/2036(b)	3,000,000	3,057,240
Carlyle US CLO 2024-1 Ltd., Series 2024-1A, Class D, 8.20% (3 mo. Term SOFR + 3.90%), 04/15/2037(b)	4,950,000	5,084,021
Carlyle US CLO 2024-7 Ltd., Series 2024-7A, Class E, 9.89% (3 mo. Term SOFR + 5.50%), 01/15/2037(b)	3,000,000	3,104,142
Cayuga Park CLO Ltd., Series 2020-1A, Class DR, 7.66% (3 mo. Term SOFR + 3.36%), 07/17/2034(b)	3,000,000	3,012,540

The accompanying notes are an integral part of these financial statements.

7

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
CIFC Funding 2013-III-R Ltd., Series 2013-3RA, Class C, 7.46% (3 mo. Term SOFR + 3.16%), 04/24/2031(b)	$4,000,000	$4,022,688
CIFC Funding 2014-II-R Ltd., Series 2014-2RA, Class ER, 11.54% (3 mo. Term SOFR + 7.24%), 10/24/2037(b)	7,000,000	7,172,151
CIFC Funding 2014-V Ltd., Series 2014-5A, Class ER3, 11.80% (3 mo. Term SOFR + 7.50%), 07/17/2037(b)	3,500,000	3,573,595
CIFC Funding 2017-III Ltd., Series 2017-3A, Class ER, 10.99% (3 mo. Term SOFR + 6.70%), 04/20/2037(b)	1,650,000	1,673,633
CIFC Funding 2018-II Ltd., Series 2018-2A, Class D1R, 7.34% (3 mo. Term SOFR + 3.05%), 10/20/2037(b)	10,000,000	10,219,920
CIFC Funding 2019-I Ltd.
Series 2019-1A, Class D1R2, 7.34% (3 mo. Term SOFR + 3.05%), 10/20/2037(b)	5,000,000	5,071,860
Series 2019-1A, Class ER, 10.04% (3 mo. Term SOFR + 5.75%), 10/20/2037(b)	1,250,000	1,295,110
CIFC Funding 2019-III Ltd., Series 2019-3A, Class D1R2, 7.08% (3 mo. Term SOFR + 2.75%), 01/16/2038(b)	2,480,000	2,516,201
CIFC Funding 2020-I Ltd., Series 2020-1A, Class ER, 10.81% (3 mo. Term SOFR + 6.51%), 07/15/2036(b)	2,000,000	2,019,328
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class DR, 7.23% (3 mo. Term SOFR + 2.80%), 01/15/2040(b)	500,000	508,740
CIFC Funding 2021-I Ltd., Series 2021-1A, Class D1R, 7.45% (3 mo. Term SOFR + 3.15%), 07/25/2037(b)	460,000	469,132
CIFC Funding 2021-III Ltd.
Series 2021-3A, Class D, 7.56% (3 mo. Term SOFR + 3.26%), 07/15/2036(b)	3,000,000	3,011,286
Series 2021-3A, Class E1, 10.96% (3 mo. Term SOFR + 6.66%), 07/15/2036(b)	1,150,000	1,160,718
CIFC Funding 2021-V Ltd., Series 2021-5A, Class D1R, 7.06% (3 mo. Term SOFR + 2.75%), 01/15/2038(b)	4,000,000	4,070,000
CIFC Funding 2021-VI Ltd., Series 2021-6A, Class D, 7.66% (3 mo. Term SOFR + 3.36%), 10/15/2034(b)	2,000,000	2,008,268
CIFC Funding 2022-II Ltd.
Series 2022-2A, Class DR, 6.87% (3 mo. Term SOFR + 2.55%), 04/19/2035(b)	3,000,000	3,007,869
Series 2022-2A, Class ER, 9.07% (3 mo. Term SOFR + 4.75%), 04/19/2035(b)	1,000,000	1,003,455
Dryden 87 CLO Ltd., Series 2021-87A, Class D, 7.53% (3 mo. Term SOFR + 3.21%), 05/20/2034(b)	1,000,000	1,004,595
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 10.64% (3 mo. Term SOFR + 6.35%), 04/20/2035(b)	1,000,000	1,008,575
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.09% (3 mo. Term SOFR + 3.80%), 04/20/2037(b)	1,000,000	1,021,134
Elmwood CLO 18 Ltd., Series 2022-5A, Class ERR, 10.10% (3 mo. Term SOFR + 5.80%), 07/17/2037(b)	4,000,000	4,087,356
Elmwood CLO 19 Ltd., Series 2022-6A, Class DR, 8.45% (3 mo. Term SOFR + 4.15%), 10/17/2036(b)	4,800,000	4,869,163

The accompanying notes are an integral part of these financial statements.

8

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Elmwood CLO 25 Ltd., Series 2024-1A, Class E, 9.55% (3 mo. Term SOFR + 5.25%), 04/17/2037(b)	$2,500,000	$2,533,058
Elmwood CLO II Ltd., Series 2019-2A, Class D1RR, 7.34% (3 mo. Term SOFR + 3.05%), 10/20/2037(b)	13,000,000	13,293,098
Elmwood CLO IV Ltd., Series 2020-1A, Class ER, 10.44% (3 mo. Term SOFR + 6.15%), 04/18/2037(b)	3,000,000	3,090,198
Elmwood CLO IX Ltd.
Series 2021-2A, Class D1R, 6.97% (3 mo. Term SOFR + 2.65%), 04/20/2038(b)	5,000,000	5,000,000
Series 2021-2A, Class ER, 8.97% (3 mo. Term SOFR + 4.65%), 04/20/2038(b)	5,000,000	5,000,000
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.39% (3 mo. Term SOFR + 3.10%), 07/18/2037(b)	4,250,000	4,335,884
Elmwood CLO VII Ltd., Series 2020-4A, Class D1RR, 7.66% (3 mo. Term SOFR + 3.10%), 10/17/2037(b)	3,490,000	3,519,326
Elmwood CLO VIII Ltd., Series 2021-1A, Class ER, 10.54% (3 mo. Term SOFR + 6.25%), 04/20/2037(b)	3,250,000	3,318,884
Elmwood CLO X Ltd.
Series 2021-3A, Class DR, 7.59% (3 mo. Term SOFR + 3.30%), 04/20/2034(b)	1,500,000	1,506,785
Series 2021-3A, Class ER, 10.14% (3 mo. Term SOFR + 5.85%), 04/20/2034(b)	3,000,000	3,017,322
Elmwood CLO XI Ltd.
Series 2021-4A, Class D1R, 7.02% (3 mo. Term SOFR + 2.70%), 01/20/2038(b)	6,000,000	6,022,500
Series 2021-4A, Class ER, 9.02% (3 mo. Term SOFR + 4.70%), 01/20/2038(b)	7,500,000	7,537,500
Elmwood CLO XII Ltd., Series 2021-5A, Class ER, 10.20% (3 mo. Term SOFR + 5.90%), 10/15/2037(b)	5,350,000	5,467,138
Generate CLO 9 Ltd., Series 9A, Class D1R, 7.39% (3 mo. Term SOFR + 3.10%), 01/20/2038(b)	6,000,000	6,060,852
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class ER3, 8.80% (3 mo. Term SOFR + 4.50%), 04/20/2034(b)	2,000,000	2,009,978
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class DR2, 6.76% (3 mo. Term SOFR + 2.45%), 04/20/2035(b)	5,000,000	5,005,275
Goldentree Loan Management US CLO 9 Ltd., Series 2021-9A, Class DR, 7.64% (3 mo. Term SOFR + 3.35%), 04/20/2037(b)	1,300,000	1,324,510
KKR CLO 27 Ltd., Series 27A, Class D1R2, 7.31% (3 mo. Term SOFR + 2.90%), 01/15/2035(b)	2,000,000	2,003,700
KKR CLO 35 Ltd., Series 35A, Class ER, 9.22% (3 mo. Term SOFR + 4.90%), 01/20/2038(b)	4,668,000	4,680,361
KKR CLO 37 Ltd.
Series 37A, Class D1R, 7.26% (3 mo. Term SOFR + 2.95%), 04/20/2038(b)	7,000,000	7,026,250
Series 37A, Class ER, 10.06% (3 mo. Term SOFR + 5.75%), 04/20/2038(b)	7,000,000	7,035,000

The accompanying notes are an integral part of these financial statements.

9

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
KKR CLO 41 Ltd., Series 2022-41A, Class D, 7.55% (3 mo. Term SOFR + 3.25%), 04/15/2035(b)	$1,000,000	$1,003,906
KKR CLO 49 Ltd., Series 49A, Class D1R, 7.59% (3 mo. Term SOFR + 3.30%), 10/20/2037(b)	6,500,000	6,639,054
KKR CLO 54 Ltd., Series 2024-54A, Class D1, 7.17% (3 mo. Term SOFR + 2.85%), 01/15/2038(b)	7,000,000	7,118,748
KKR CLO 60 Ltd., Series 2024-60A, Class D1, 7.45% (3 mo. Term SOFR + 3.00%), 01/15/2038(b)	5,000,000	5,089,660
Lodi Park CLO Ltd., Series 2024-1A, Class E, 9.94% (3 mo. Term SOFR + 5.65%), 07/21/2037(b)	5,000,000	5,130,000
Madison Park Funding LI Ltd., Series 2021-51A, Class E, 10.83% (3 mo. Term SOFR + 6.53%), 07/19/2034(b)	1,000,000	1,007,148
Madison Park Funding LIV Ltd.
Series 2022-54A, Class D1R, 7.44% (3 mo. Term SOFR + 3.15%), 10/21/2037(b)	4,000,000	4,064,820
Series 2022-54A, Class ER, 10.79% (3 mo. Term SOFR + 6.50%), 10/21/2037(b)	5,000,000	5,213,565
Madison Park Funding LVIII Ltd., Series 2024-58A, Class D, 7.95% (3 mo. Term SOFR + 3.65%), 04/25/2037(b)	9,040,000	9,193,165
Madison Park Funding LX Ltd., Series 2022-60A, Class D1R, 7.35% (3 mo. Term SOFR + 3.05%), 10/25/2037(b)	5,000,000	5,068,800
Madison Park Funding LXII Ltd., Series 2022-62A, Class DR, 10.15% (3 mo. Term SOFR + 5.85%), 07/17/2036(b)	1,000,000	1,016,407
Madison Park Funding XLVII Ltd., Series 2020-47A, Class ER, 10.94% (3 mo. Term SOFR + 6.65%), 04/19/2037(b)	2,000,000	2,035,864
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, 10.81% (3 mo. Term SOFR + 6.51%), 04/19/2033(b)	1,500,000	1,508,308
Madison Park Funding XXVII Ltd., Series 2018-27A, Class ER, 9.82% (3 mo. Term SOFR + 5.50%), 04/20/2038(b)	7,000,000	7,035,000
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class ER, 10.78% (3 mo. Term SOFR + 6.35%), 01/15/2038(b)	7,500,000	7,757,355
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class D1RR, 7.66% (3 mo. Term SOFR + 3.35%), 10/16/2037(b)	5,000,000	5,069,710
Madison Park Funding XXXVI Ltd.
Series 2019-36A, Class D1RR, 6.85% (3 mo. Term SOFR + 2.55%), 04/15/2035(b)	5,000,000	5,007,440
Series 2019-36A, Class ERR, 9.90% (3 mo. Term SOFR + 5.60%), 04/15/2035(b)	3,000,000	3,008,019
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class D1A, 8.05% (3 mo. Term SOFR + 3.75%), 04/15/2037(b)	5,000,000	5,130,900
Magnetite CLO XLIV Ltd., Series 2024-44A, Class D1, 7.42% (3 mo. Term SOFR + 2.85%), 10/15/2037(b)	5,000,000	5,081,965
Magnetite CLO XXIX Ltd., Series 2021-29A, Class DR, 7.35% (3 mo. Term SOFR + 3.05%), 07/15/2037(b)	3,000,000	3,052,863
Magnetite CLO XXVII Ltd., Series 2020-27A, Class DR, 7.41% (3 mo. Term SOFR + 3.11%), 10/20/2034(b)	1,000,000	1,006,441

The accompanying notes are an integral part of these financial statements.

10

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Magnetite CLO XXVIII Ltd., Series 2020-28A, Class ERR, 9.00% (3 mo. Term SOFR + 4.70%), 01/15/2038(b)	$6,500,000	$6,635,876
Magnetite CLO XXX Ltd., Series 2021-30A, Class ER, 10.14% (3 mo. Term SOFR + 5.35%), 10/25/2037(b)	3,000,000	3,040,971
Magnetite CLO XXXI Ltd., Series 2021-31A, Class D, 7.56% (3 mo. Term SOFR + 3.26%), 07/15/2034(b)	1,000,000	1,007,712
Magnetite CLO XXXIV Ltd., Series 2023-34A, Class D1R, 6.87% (3 mo. Term SOFR + 2.55%), 01/15/2038(b)	2,500,000	2,509,375
Magnetite CLO XXXV Ltd., Series 2022-35A, Class DR, 8.30% (3 mo. Term SOFR + 4.00%), 10/25/2036(b)	2,000,000	2,030,986
Magnetite CLO XXXVII Ltd., Series 2023-37A, Class D, 8.29% (3 mo. Term SOFR + 4.00%), 10/20/2036(b)	4,000,000	4,060,560
Myers Park CLO Ltd., Series 2018-1A, Class D, 7.61% (3 mo. Term SOFR + 3.31%), 10/20/2030(b)	1,000,000	1,006,473
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class D1R2, 7.08% (3 mo. Term SOFR + 2.80%), 01/20/2039(b)	3,000,000	3,066,591
Neuberger Berman Loan Advisers CLO 31 Ltd.
Series 2019-31A, Class D1R2, 7.00% (3 mo. Term SOFR + 2.70%), 01/20/2039(b)	4,000,000	4,070,164
Series 2019-31A, Class ER2, 9.30% (3 mo. Term SOFR + 5.00%), 01/20/2039(b)	4,000,000	4,029,276
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, 10.66% (3 mo. Term SOFR + 6.36%), 01/20/2032(b)	850,000	859,486
Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class ER2, 11.59% (3 mo. Term SOFR + 7.30%), 04/20/2033(b)	2,650,000	2,668,407
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class D, 7.32% (3 mo. Term SOFR + 3.01%), 04/16/2033(b)	2,050,000	2,061,492
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class D, 7.66% (3 mo. Term SOFR + 3.36%), 07/17/2035(b)	1,000,000	1,007,729
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class DR, 6.95% (3 mo. Term SOFR + 2.65%), 10/16/2035(b)	3,500,000	3,519,547
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class DR, 6.95% (3 mo. Term SOFR + 2.65%), 01/20/2037(b)	7,000,000	7,039,844
Neuberger Berman Loan Advisers CLO 56 Ltd., Series 2024-56A, Class E, 10.05% (3 mo. Term SOFR + 5.75%), 07/24/2037(b)	1,050,000	1,073,768
Oaktree CLO 2019-2 Ltd.
Series 2019-2A, Class C1AR, 7.60% (3 mo. Term SOFR + 3.30%), 10/15/2037(b)	600,000	614,264
Series 2019-2A, Class DR, 11.49% (3 mo. Term SOFR + 7.19%), 10/15/2037(b)	3,500,000	3,534,290
Oaktree CLO 2022-3 Ltd., Series 2022-3A, Class ER, 10.80% (3 mo. Term SOFR + 6.50%), 10/15/2037(b)	2,000,000	2,055,052
Oaktree CLO 2023-2 Ltd., Series 2023-2A, Class D, 9.74% (3 mo. Term SOFR + 5.45%), 07/20/2036(b)	2,000,000	2,036,086

The accompanying notes are an integral part of these financial statements.

11

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
OCP CLO 2015-9 Ltd.
Series 2015-9A, Class D1R3, 6.82% (3 mo. Term SOFR + 2.50%), 01/15/2037(b)	$5,000,000	$5,005,430
Series 2015-9A, Class ER3, 9.02% (3 mo. Term SOFR + 4.70%), 01/15/2037(b)	4,000,000	4,010,272
OCP CLO 2015-10 Ltd.
Series 2015-10A, Class D1R3, 7.17% (3 mo. Term SOFR + 2.85%), 01/26/2038(b)	5,000,000	5,095,845
Series 2015-10A, Class ER3, 9.67% (3 mo. Term SOFR + 5.35%), 01/26/2038(b)	5,000,000	5,041,180
OCP CLO 2016-11 Ltd., Series 2016-11A, Class DR2, 8.00% (3 mo. Term SOFR + 3.70%), 04/26/2036(b)	630,000	632,420
OCP CLO 2017-14 Ltd., Series 2017-14A, Class D1R, 7.39% (3 mo. Term SOFR + 3.10%), 07/20/2037(b)	8,000,000	8,154,472
OCP CLO 2020-20 Ltd., Series 2020-20A, Class D1R, 7.89% (3 mo. Term SOFR + 3.60%), 04/18/2037(b)	3,150,000	3,198,743
OCP CLO 2021-21 Ltd.
Series 2021-21A, Class D1R, 6.98% (3 mo. Term SOFR + 2.65%), 01/20/2038(b)	6,250,000	6,256,406
Series 2021-21A, Class ER, 9.03% (3 mo. Term SOFR + 4.70%), 01/20/2038(b)	3,000,000	3,007,548
OCP CLO 2022-25 Ltd., Series 2022-25A, Class ER, 10.14% (3 mo. Term SOFR + 5.85%), 07/20/2037(b)	5,000,000	5,148,150
OCP CLO 2023-27 Ltd., Series 2023-27A, Class DR, 7.66% (3 mo. Term SOFR + 3.35%), 07/16/2035(b)	950,000	955,477
Octagon 55 Ltd., Series 2021-1A, Class D, 7.66% (3 mo. Term SOFR + 3.36%), 07/20/2034(b)	1,575,000	1,582,615
Octagon 61 Ltd., Series 2023-2A, Class D, 9.79% (3 mo. Term SOFR + 5.50%), 04/20/2036(b)	4,000,000	4,047,476
Octagon 62 Ltd., Series 2022-1A, Class ER, 10.69% (3 mo. Term SOFR + 6.40%), 01/23/2038(b)	5,500,000	5,671,875
Octagon 65 Ltd., Series 2024-4A, Class E, 10.93% (3 mo. Term SOFR + 6.30%), 10/23/2037(b)	3,500,000	3,611,541
Octagon 69 Ltd., Series 2024-3A, Class E, 10.20% (3 mo. Term SOFR + 5.90%), 07/24/2037(b)	4,000,000	4,112,072
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class DR2, 7.59% (3 mo. Term SOFR + 3.30%), 07/18/2039(b)	3,000,000	3,047,730
Series 2016-1A, Class ER2, 11.46% (3 mo. Term SOFR + 7.17%), 07/18/2039(b)	6,000,000	6,147,114
Octagon Investment Partners 41 Ltd., Series 2019-2A, Class DR, 7.76% (3 mo. Term SOFR + 3.46%), 10/15/2033(b)	2,500,000	2,515,305
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class ERR, 11.83% (3 mo. Term SOFR + 7.53%), 07/15/2037(b)	2,000,000	2,056,452
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class DAR2, 7.45% (3 mo. Term SOFR + 3.15%), 01/15/2039(b)	4,000,000	4,065,752

The accompanying notes are an integral part of these financial statements.

12

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class ER, 11.63% (3 mo. Term SOFR + 7.33%), 04/15/2037(b)	$2,500,000	$2,552,165
OHA Credit Funding 1 Ltd., Series 2018-1A, Class D1R, 7.89% (3 mo. Term SOFR + 3.60%), 04/20/2037(b)	4,000,000	4,091,972
OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.98% (3 mo. Term SOFR + 2.70%), 01/21/2038(b)	3,000,000	3,069,492
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class D1R2, 7.04% (3 mo. Term SOFR + 2.75%), 01/20/2038(b)	7,000,000	7,164,087
Series 2019-3A, Class ER2, 9.29% (3 mo. Term SOFR + 5.00%), 01/20/2038(b)	4,400,000	4,484,999
OHA Credit Funding 5 Ltd., Series 2020-5A, Class ER, 9.69% (3 mo. Term SOFR + 5.40%), 10/18/2037(b)	1,000,000	1,021,845
OHA Credit Funding 7 Ltd., Series 2020-7A, Class DR, 7.39% (3 mo. Term SOFR + 3.10%), 02/24/2037(b)	990,000	996,333
OHA Credit Funding 8 Ltd.
Series 2021-8A, Class D1R, 6.93% (3 mo. Term SOFR + 2.65%), 01/20/2038(b)	4,500,000	4,560,660
Series 2021-8A, Class ER, 9.13% (3 mo. Term SOFR + 4.85%), 01/20/2038(b)	2,000,000	2,036,658
OHA Credit Partners VII Ltd.
Series 2012-7A, Class D1R4, 6.82% (3 mo. Term SOFR + 2.50%), 02/20/2038(b)	7,000,000	7,013,979
Series 2012-7A, Class ER4, 8.82% (3 mo. Term SOFR + 4.50%), 02/20/2038(b)	7,000,000	7,034,958
OHA Credit Partners XI Ltd., Series 2015-11A, Class D1R2, 7.39% (3 mo. Term SOFR + 3.10%), 04/20/2037(b)	4,300,000	4,383,338
OHA Credit Partners XIII Ltd.
Series 2016-13A, Class D1R2, 7.29% (3 mo. Term SOFR + 3.00%), 10/21/2037(b)	1,125,000	1,147,105
Series 2016-13A, Class ER2, 10.04% (3 mo. Term SOFR + 5.75%), 10/21/2037(b)	1,000,000	1,027,138
OHA Credit Partners XIV Ltd., Series 2017-14A, Class D1R, 7.14% (3 mo. Term SOFR + 2.85%), 07/21/2037(b)	4,000,000	4,046,660
OHA Loan Funding 2015-1 Ltd., Series 2015-1A, Class ER3, 11.21% (3 mo. Term SOFR + 6.91%), 01/19/2037(b)	540,000	544,714
OHA Loan Funding 2016-1 Ltd., Series 2016-1A, Class D1R2, 7.34% (3 mo. Term SOFR + 3.05%), 07/20/2037(b)	4,500,000	4,589,996
Orchard Park CLO Ltd., Series 2024-1A, Class D1, 7.60% (3 mo. Term SOFR + 2.95%), 10/20/2037(b)	7,000,000	7,109,515
Palmer Square CLO 2015-1 Ltd., Series 2015-1A, Class CR5, 7.08% (3 mo. Term SOFR + 2.75%), 05/21/2034(b)	3,195,000	3,208,240
Palmer Square CLO 2018-2 Ltd., Series 2018-2A, Class CR, 8.21% (3 mo. Term SOFR + 3.90%), 04/16/2037(b)	5,000,000	5,107,385
Palmer Square CLO 2021-1 Ltd., Series 2021-1A, Class C, 7.26% (3 mo. Term SOFR + 2.96%), 04/20/2034(b)	1,000,000	1,000,050

The accompanying notes are an integral part of these financial statements.

13

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Palmer Square CLO 2021-2 Ltd., Series 2021-2A, Class D, 7.46% (3 mo. Term SOFR + 3.16%), 07/15/2034(b)	$1,000,000	$1,007,716
Palmer Square CLO 2021-3 Ltd., Series 2021-3A, Class E, 10.71% (3 mo. Term SOFR + 6.41%), 01/15/2035(b)	3,400,000	3,432,113
Palmer Square CLO 2021-4 Ltd.
Series 2021-4A, Class D, 7.51% (3 mo. Term SOFR + 3.21%), 10/15/2034(b)	2,000,000	2,015,202
Series 2021-4A, Class E, 10.61% (3 mo. Term SOFR + 6.31%), 10/15/2034(b)	5,605,000	5,643,293
Palmer Square CLO 2022-1 Ltd., Series 2022-1A, Class E, 10.64% (3 mo. Term SOFR + 6.35%), 04/20/2035(b)	2,000,000	2,016,764
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class ER, 9.19% (3 mo. Term SOFR + 4.90%), 01/20/2038(b)	4,000,000	4,040,896
Palmer Square CLO 2023-2 Ltd., Series 2023-2A, Class D, 9.29% (3 mo. Term SOFR + 5.00%), 04/20/2036(b)	5,000,000	5,037,100
Palmer Square CLO 2023-4 Ltd., Series 2023-4A, Class D1R, 7.24% (3 mo. Term SOFR + 2.95%), 10/20/2037(b)	6,200,000	6,317,329
Palmer Square CLO 2024-4 Ltd., Series 2024-4A, Class D1, 6.98% (3 mo. Term SOFR + 2.65%), 01/15/2038(b)	10,000,000	10,180,930
Rad CLO 15 Ltd., Series 2021-15A, Class D, 7.61% (3 mo. Term SOFR + 3.31%), 01/20/2034(b)	1,000,000	1,006,278
Regatta 30 Funding Ltd., Series 2024-4A, Class D1, 7.11% (3 mo. Term SOFR + 2.80%), 01/25/2038(b)	7,000,000	7,122,500
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, 7.67% (3 mo. Term SOFR + 3.31%), 06/20/2034(b)	500,000	502,142
Regatta XI Funding Ltd., Series 2018-1A, Class D1R, 7.45% (3 mo. Term SOFR + 3.15%), 07/17/2037(b)	875,000	889,237
Regatta XVIII Funding Ltd.
Series 2021-1A, Class D1R, 6.92% (3 mo. Term SOFR + 2.60%), 04/15/2038(b)	4,000,000	4,015,000
Series 2021-1A, Class ER, 9.02% (3 mo. Term SOFR + 4.70%), 04/15/2038(b)	4,000,000	4,020,000
Regatta XX Funding Ltd., Series 2021-2A, Class ER, 9.21% (3 mo. Term SOFR + 4.90%), 01/15/2038(b)	5,055,000	5,101,905
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, 7.12% (3 mo. Term SOFR + 2.80%), 01/20/2038(b)	6,300,000	6,402,199
Regatta XXV Funding Ltd.
Series 2023-1A, Class D, 9.50% (3 mo. Term SOFR + 5.20%), 07/15/2036(b)	7,000,000	7,115,577
Series 2023-1A, Class E, 12.71% (3 mo. Term SOFR + 8.41%), 07/15/2036(b)	2,500,000	2,561,538
RR 7 Ltd., Series 2019-7A, Class D1B, 10.80% (3 mo. Term SOFR + 6.50%), 01/15/2037(b)	4,750,000	4,775,484
RR 14 Ltd., Series 2021-14A, Class C, 7.46% (3 mo. Term SOFR + 3.16%), 04/15/2036(b)	2,000,000	2,009,106

The accompanying notes are an integral part of these financial statements.

14

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
RR 15 Ltd.
Series 2021-15A, Class C, 7.46% (3 mo. Term SOFR + 3.16%), 04/15/2036(b)	$1,000,000	$1,004,628
Series 2021-15A, Class D, 10.76% (3 mo. Term SOFR + 6.46%), 04/15/2036(b)	2,500,000	2,513,153
RR 26 Ltd., Series 2023-26A, Class DR, 8.72% (3 mo. Term SOFR + 4.40%), 04/15/2038(b)	5,500,000	5,520,625
RR 36 Ltd., Series 2024-36RA, Class C1R, 7.05% (3 mo. Term SOFR + 2.75%), 01/15/2040(b)	720,000	735,293
RR 37 Ltd., Series 2025-37A, Class D, 8.96% (3 mo. Term SOFR + 4.65%), 04/15/2038(b)	950,000	953,943
Sixth Street CLO XIII Ltd.
Series 2019-13A, Class D1R2, 6.91% (3 mo. Term SOFR + 2.60%), 01/21/2038(b)	2,000,000	2,031,120
Series 2019-13A, Class ER2, 9.11% (3 mo. Term SOFR + 4.80%), 01/21/2038(b)	3,000,000	3,010,272
Sixth Street CLO XVII Ltd.
Series 2021-17A, Class E, 10.76% (3 mo. Term SOFR + 6.46%), 01/20/2034(b)	1,500,000	1,500,075
Series 2021-17A, Class ER, 9.06% (3 mo. Term SOFR + 4.75%), 04/17/2038(b)	1,000,000	1,005,000
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, 11.06% (3 mo. Term SOFR + 6.76%), 04/20/2034(b)	1,000,000	1,010,267
Sixth Street CLO XXVI Ltd., Series 2024-26A, Class D1, 7.75% (3 mo. Term SOFR + 2.90%), 10/18/2037(b)	4,000,000	4,057,100
Symphony CLO XXVIII Ltd., Series 2021-28A, Class D, 7.70% (3 mo. Term SOFR + 3.41%), 10/23/2034(b)	1,500,000	1,505,113
Thayer Park CLO Ltd., Series 2017-1A, Class DR, 10.81% (3 mo. Term SOFR + 6.51%), 04/20/2034(b)	3,500,000	3,529,603
Trestles CLO VI Ltd.
Series 2023-6A, Class D1R, 6.92% (3 mo. Term SOFR + 2.65%), 04/25/2038(b)	2,000,000	2,007,500
Series 2023-6A, Class ER, 9.02% (3 mo. Term SOFR + 4.75%), 04/25/2038(b)	2,500,000	2,512,500
Wellman Park CLO Ltd.
Series 2021-1A, Class D1R, 7.35% (3 mo. Term SOFR + 3.05%), 07/15/2037(b)	2,500,000	2,530,693
Series 2021-1A, Class ER, 10.60% (3 mo. Term SOFR + 6.30%), 07/15/2037(b)	5,000,000	5,087,390
		806,865,637
Jersey — 9.6%
AGL CLO 21 Ltd., Series 2022-21A, Class ER, 9.94% (3 mo. Term SOFR + 5.65%), 10/21/2037(b)	4,500,000	4,556,043
AGL CLO 23 Ltd., Series 2022-23A, Class ER, 9.02% (3 mo. Term SOFR + 4.70%), 04/20/2038(b)	3,000,000	3,008,010
AGL CLO 24 Ltd., Series 2023-24A, Class E, 12.95% (3 mo. Term SOFR + 8.65%), 07/25/2036(b)	2,500,000	2,553,270

The accompanying notes are an integral part of these financial statements.

15

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
AGL CLO 30 Ltd., Series 2024-30A, Class D, 7.74% (3 mo. Term SOFR + 3.45%), 04/21/2037(b)	$3,000,000	$3,044,169
Apidos CLO LI Ltd., Series 2024-51A, Class E, 9.15% (3 mo. Term SOFR + 4.85%), 01/20/2038(b)	2,000,000	2,029,640
Apidos CLO XL Ltd., Series 2022-40A, Class ER, 9.90% (3 mo. Term SOFR + 5.60%), 07/15/2037(b)	1,000,000	1,025,321
Apidos CLO XLI Ltd., Series 2022-41A, Class ER, 9.94% (3 mo. Term SOFR + 5.65%), 10/20/2037(b)	2,000,000	2,057,930
Apidos CLO XLIII Ltd., Series 2023-43A, Class E, 12.05% (3 mo. Term SOFR + 7.75%), 04/25/2035(b)	3,000,000	3,050,415
Apidos CLO XXXIX Ltd., Series 2022-39A, Class D, 7.64% (3 mo. Term SOFR + 3.35%), 04/21/2035(b)	1,500,000	1,507,049
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 8.98% (3 mo. Term SOFR + 4.68%), 10/15/2036(b)	3,000,000	3,060,993
Ares LXIX CLO Ltd., Series 2024-69A, Class E, 10.80% (3 mo. Term SOFR + 6.50%), 04/15/2036(b)	4,000,000	4,088,776
Bain Capital Credit CLO 2022-3 Ltd., Series 2022-3A, Class D, 8.00% (3 mo. Term SOFR + 3.70%), 07/17/2035(b)	500,000	502,063
Bain Capital Credit CLO 2022-5 Ltd., Series 2022-5A, Class DR, 8.55% (3 mo. Term SOFR + 4.25%), 01/24/2037(b)	5,000,000	5,109,420
Bain Capital Credit CLO 2023-1 Ltd., Series 2023-1A, Class D, 9.21% (3 mo. Term SOFR + 4.90%), 04/16/2036(b)	2,000,000	2,010,026
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.25% (3 mo. Term SOFR + 5.95%), 07/15/2037(b)	4,000,000	4,122,684
Benefit Street Partners CLO XXIX Ltd.
Series 2022-29A, Class D1R, 6.85% (3 mo. Term SOFR + 2.55%), 01/25/2038(b)	4,830,000	4,839,505
Series 2022-29A, Class ER, 8.91% (3 mo. Term SOFR + 4.60%), 01/25/2038(b)	4,350,000	4,414,615
Captree Park CLO Ltd., Series 2024-1A, Class E, 10.29% (3 mo. Term SOFR + 6.00%), 07/20/2037(b)	3,600,000	3,692,113
Dryden 108 CLO Ltd., Series 2022-108A, Class D1R, 7.39% (3 mo. Term SOFR + 3.10%), 07/18/2037(b)	800,000	810,763
Dryden 112 CLO Ltd., Series 2022-112A, Class DR, 8.82% (3 mo. Term SOFR + 4.50%), 11/15/2036(b)	1,000,000	1,018,181
Elmwood CLO 15 Ltd., Series 2022-2A, Class D, 7.96% (3 mo. Term SOFR + 3.67%), 04/22/2035(b)	250,000	252,008
Goldentree Loan Management US CLO 12 Ltd., Series 2022-12A, Class ER, 9.99% (3 mo. Term SOFR + 5.70%), 07/20/2037(b)	300,000	310,734
Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class ER, 10.79% (3 mo. Term SOFR + 6.50%), 10/20/2036(b)	2,500,000	2,562,878
Goldentree Loan Management US CLO 16 Ltd., Series 2022-16A, Class ERR, 8.82% (3 mo. Term SOFR + 4.50%), 01/20/2038(b)	4,000,000	4,010,600

The accompanying notes are an integral part of these financial statements.

16

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
GoldentreeLoan Management US CLO 20 Ltd.
Series 2024-20A, Class D, 7.44% (3 mo. Term SOFR + 3.15%), 07/20/2037(b)	$1,500,000	$1,529,821
Series 2024-20A, Class E, 10.19% (3 mo. Term SOFR + 5.90%), 07/20/2037(b)	3,000,000	3,069,072
Goldentree Loan Management US CLO 21 Ltd., Series 2024-21A, Class D, 7.34% (3 mo. Term SOFR + 3.05%), 07/20/2037(b)	1,000,000	1,020,726
Invesco US CLO 2023-1 Ltd., Series 2023-1A, Class ER, 11.19% (3 mo. Term SOFR + 6.90%), 04/22/2037(b)	1,000,000	1,025,074
Invesco US CLO 2023-2 Ltd., Series 2023-2A, Class D, 9.24% (3 mo. Term SOFR + 4.95%), 04/21/2036(b)	3,250,000	3,286,744
Invesco US CLO 2024-3 Ltd., Series 2024-3A, Class D, 7.84% (3 mo. Term SOFR + 3.55%), 07/20/2037(b)	1,400,000	1,429,295
Milford Park CLO Ltd., Series 2022-1A, Class ER, 9.18% (3 mo. Term SOFR + 4.85%), 01/20/2038(b)	3,000,000	3,008,037
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class ER, 9.79% (3 mo. Term SOFR + 5.50%), 07/23/2036(b)	5,000,000	5,030,485
Neuberger Berman Loan Advisers CLO 53 Ltd., Series 2023-53A, Class D1R, 7.45% (3 mo. Term SOFR + 2.90%), 10/24/2037(b)	4,000,000	4,050,768
Neuberger Berman Loan Advisers CLO 55 Ltd., Series 2024-55A, Class D1, 7.79% (3 mo. Term SOFR + 3.50%), 04/22/2038(b)	720,000	732,262
OCP CLO 2023-26 Ltd., Series 2023-26A, Class D, 9.65% (3 mo. Term SOFR + 5.35%), 04/17/2036(b)	2,000,000	2,000,100
OCP CLO 2024-31 Ltd., Series 2024-31A, Class D, 8.24% (3 mo. Term SOFR + 3.95%), 04/20/2037(b)	250,000	256,184
OCP CLO 2024-37 Ltd., Series 2024-37A, Class E, 10.07% (3 mo. Term SOFR + 5.50%), 10/15/2037(b)	2,000,000	2,036,394
Palmer Square CLO 2020-3 Ltd.
Series 2020-3A, Class CR2, 8.57% (3 mo. Term SOFR + 4.25%), 11/15/2036(b)	1,000,000	1,022,222
Series 2020-3A, Class DR2, 11.57% (3 mo. Term SOFR + 7.25%), 11/15/2036(b)	925,000	948,308
Regatta XXVII Funding Ltd., Series 2024-1A, Class E, 10.80% (3 mo. Term SOFR + 6.50%), 04/26/2037(b)	2,000,000	2,045,736
Valley Stream Park CLO Ltd., Series 2022-1A, Class DRR, 6.99% (3 mo. Term SOFR + 2.70%), 01/20/2037(b)	1,330,000	1,343,498
		97,471,932
United States — 2.1%
Clover CLO 2018-1 Ltd., Series 2018-1A, Class D1RR, 7.74% (3 mo. Term SOFR + 3.45%), 04/20/2037(b)	2,000,000	2,029,584
Clover CLO 2021-3 Ltd.
Series 2021-3A, Class DR, 6.85% (3 mo. Term SOFR + 2.55%), 01/25/2035(b)	3,000,000	3,003,816
Series 2021-3A, Class ER, 9.20% (3 mo. Term SOFR + 4.90%), 01/25/2035(b)	2,000,000	2,005,432
Flatiron CLO 23 LLC, Series 2023-1A, Class D, 9.55% (3 mo. Term SOFR + 5.25%), 04/17/2036(b)	5,150,000	5,180,900

The accompanying notes are an integral part of these financial statements.

17

Eldridge BBB-B CLO ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
United States — (Continued)
Green Lakes Park CLO 2019-2 LLC
Series 2025-1A, Class D1RR, 6.79% (3 mo. Term SOFR + 2.50%), 01/25/2038(b)	$3,000,000	$3,023,568
Series 2025-1A, Class ERR, 9.04% (3 mo. Term SOFR + 4.75%), 01/25/2038(b)	6,000,000	6,091,902
		21,335,202
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $928,327,444)		934,317,311
TOTAL INVESTMENTS — 91.8% (Cost $928,327,444)		$934,317,311
Money Market Deposit Account — 11.4%(d)		116,331,800
Liabilities in Excess of Other Assets — (3.2)%		(32,168,665)
TOTAL NET ASSETS — 100.0%		$1,018,480,446

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $934,317,311 or 91.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 28, 2025 was 4.11%.

The accompanying notes are an integral part of these financial statements.

18

ELDRIDGE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
ASSETS:
Investments, at value	$107,695,807	$934,317,311
Interest receivable	813,930	9,446,351
Cash equivalent - interest bearing deposit account	69,059	116,331,800
Receivable for Fund shares sold	—	32,503,800
Total assets	108,578,796	1,092,599,262
LIABILITIES:
Payable for investments purchased	1,250,000	54,238,540
Payable to Adviser	10,784	345,594
Payable for Fund shares redeemed	—	19,534,682
Total liabilities	1,260,784	74,118,816
NET ASSETS	$ 107,318,012	$1,018,480,446
NET ASSETS CONSISTS OF:
Paid-in capital	$106,415,692	$1,006,816,304
Total distributable earnings	902,320	11,664,142
Total net assets	$ 107,318,012	$1,018,480,446
Net assets	$107,318,012	$1,018,480,446
Shares issued and outstanding(a)	4,200,000	37,600,000
Net asset value per share	$25.55	$27.09
COST:
Investments, at cost	$107,378,022	$928,327,444

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

19

ELDRIDGE ETFs
Statements of Operations
For the Period Ended February 28, 2025 (Unaudited)

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
INVESTMENT INCOME:
Interest income	$ 2,725,498	$25,055,741
Total investment income	2,725,498	25,055,741
EXPENSES:
Investment advisory fees (See Note 3)	90,049	1,412,572
Total expenses	90,049	1,412,572
NET INVESTMENT INCOME	2,635,449	23,643,169
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	210,816	725,584
Net realized gain	210,816	725,584
Net change in unrealized appreciation (depreciation) on:
Investments	(68,360)	1,971,659
Net change in unrealized appreciation (depreciation)	(68,360)	1,971,659
Net realized and unrealized gain	142,456	2,697,243
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,777,905	$26,340,412

The accompanying notes are an integral part of these financial statements.

20

ELDRIDGE ETFs
Statements of Changes in Net Assets

	Eldridge AAA CLO ETF		Eldridge BBB-B CLO ETF
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income	$2,635,449	$3,456,656	$23,643,169	$24,441,556
Net realized gain (loss)	210,816	(548)	725,584	345,057
Net change in unrealized appreciation (depreciation)	(68,360)	233,852	1,971,659	2,697,688
Net increase in net assets from operations	2,777,905	3,689,960	26,340,412	27,484,301
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(2,659,085)	(3,199,807)	(22,616,397)	(21,404,439)
Total distributions to shareholders	(2,659,085)	(3,199,807)	(22,616,397)	(21,404,439)
CAPITAL SHARE TRANSACTIONS:
Subscriptions	38,253,745	39,349,315	636,003,270	379,221,800
Redemptions	(3,825,165)	(2,538,760)	(80,411,810)	(13,347,070)
ETF transaction fees (See Note 6)	61,225	62,832	2,596,228	1,452,436
Net increase in net assets resulting from capital transactions(1)	34,489,805	36,873,387	558,187,688	367,327,166
NET INCREASE IN NET ASSETS	34,608,625	37,363,540	561,911,703	373,407,028
NET ASSETS:
Beginning of the period	72,709,387	35,345,847	456,568,743	83,161,715
End of the period	$ 107,318,012	$72,709,387	$1,018,480,446	$456,568,743
(1) A summary of capital share transactions is as follows:
SHARE TRANSACTIONS
Subscriptions	1,500,000	1,550,000	23,600,000	14,300,000
Redemptions	(150,000)	(100,000)	(3,000,000)	(500,000)
Net increase in shares outstanding	1,350,000	1,450,000	20,600,000	13,800,000

The accompanying notes are an integral part of these financial statements.

21

Eldridge AAA CLO ETF
Financial Highlights

	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Period Inception through August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.51	$25.25	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.74	1.69	0.21
Net realized and unrealized gain on investments(c)	0.05	0.12	0.10
Total from investment operations	0.79	1.81	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(1.58)	(0.10)
Net realized gains	(0.02)	—	—
Total distributions	(0.77)	(1.58)	(0.10)
ETF transaction fees per share	0.02	0.03	0.04
Net Asset Value, end of period	$25.55	$25.51	$25.25
Total return, at NAV(d)	3.21%	7.55%	1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$107,318	$72,709	$35,346
Ratio of expenses to average net assets(e)	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets(e)	5.85%	6.66%	6.74%
Portfolio turnover rate(f)(g)	49%	19%	0%

(a)	Inception date of the Fund was July 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

22

Eldridge BBB-B CLO ETF
Financial Highlights

	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Period Inception through August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.86	$25.99	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.12	2.61	1.66
Net realized and unrealized gain on investments(c)	0.17	0.50	0.56
Total from investment operations	1.29	3.11	2.22
LESS DISTRIBUTIONS FROM:
Net investment income	(1.14)	(2.40)	(1.35)
Net realized gains	(0.04)	—	—
Total distributions	(1.18)	(2.40)	(1.35)
ETF transaction fees per share	0.12	0.16	0.12
Net Asset Value, end of period	$27.09	$26.86	$25.99
Total return, at NAV(d)	5.37%	13.17%	9.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,018,480	$456,569	$83,162
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	8.37%	9.84%	10.87%
Portfolio turnover rate(f)(g)	37%	21%	0%

(a)	Inception date of the Fund was January 23, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

23

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Eldridge AAA CLO ETF and the Eldridge BBB-B CLO ETF (each separately a “Fund”, or collectively, the “Funds”) are non-diversified series with each having its own investment objectives and policies within the Trust. The Eldridge BBB-B CLO ETF’s inception was on January 23, 2023, and the Eldridge AAA CLO ETF’s inception was on July 18, 2023. Prior to January 1, 2025, the Eldridge AAA CLO ETF was named the Panagram AAA CLO ETF, and the Eldridge BBB-B CLO ETF was named the Panagram BBB-B CLO ETF. The Funds’ investment Adviser, Eldridge Structured Credit Advisers, LLC (“the “Adviser”) (formerly Panagram Structured Asset Management) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.
The Eldridge AAA CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (“CLOs”) that are rated at the time of purchase, AAA or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
The Eldridge BBB-B CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in CLO’s that are rated at the time of purchase, between BBB+ and B- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

24

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds’ and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of February 28, 2025:
Eldridge AAA CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$107,695,807	$—	$107,695,807
Total	$—	$107,695,807	$—	$107,695,807

Eldridge BBB-B CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$934,317,311	$—	$934,317,311
Total	$—	$934,317,311	$—	$934,317,311

25

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended February 28, 2025, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.
B.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Funds are reported as payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

D.
Security Transactions, Income and Expenses – Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirement that could adversely affect cash flows and investments results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses. Gain and losses on paydowns of CLOs are reflected in interest income on the Statements of Operations. The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.
Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.20% for the Eldridge AAA CLO ETF and 0.50% for the Eldridge BBB-B CLO ETF.

26

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, including acquired fund fees and expenses, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended February 28, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

27

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
As of August 31, 2024, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
Tax cost of Investments	$74,248,915	$419,190,659
Gross unrealized appreciation	414,846	4,583,086
Gross unrealized depreciation	(28,701)	(564,878)
Net unrealized appreciation	386,145	4,018,208
Undistributed ordinary income	397,903	3,796,394
Undistributed long-term capital gain	—	125,525
Distributable earnings	397,903	3,921,919
Other accumulated (loss)	(548)	—
Total distributable earnings	$783,500	$7,940,127

For the year ended August 31, 2024, the Eldridge BBB-B CLO ETF utilized $576 of short-term capital loss carryover. As of August 31, 2024, the Eldridge AAA CLO ETF had $548 in short-term capital loss carryover which will be permitted to be carried over for an unlimited period and the Eldridge BBB-B CLO ETF had no capital loss carryover. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended August 31, 2024, the Funds had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to August 31.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
The tax character of distributions paid for the period ended February 28, 2025 and the year ended August 31, 2024, are as follows:
Eldridge AAA CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2025	$2,588,605	$70,480	$2,659,085
2024	$3,199,807	—	$3,199,807

Eldridge BBB-B CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2025	$22,290,197	$326,200	$22,616,397
2024	$21,404,439	—	$21,404,439

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income

28

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares for Eldridge AAA CLO ETF and 100,000 shares for Eldridge BBB-B CLO ETF called “Creation Units.” Creation Units are issued and redeemed principally for cash, may also be issued and redeemed in kind for securities held by or eligible to be held by the Funds. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended February 28, 2025, were as follows:
Eldridge AAA CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$ —
Other	$75,876,093	$44,205,534	$1,259,356	$—

Eldridge BBB-B CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$ —
Other	$653,995,109	$209,572,073	$63,767,579	$—

29

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
8. PRINCIPAL RISKS
CLO Risk – The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). The Eldridge AAA CLO ETF intends to invest primarily in AAA rated tranches (or equivalent ratings by a NRSRO) and the Eldridge BBB-B CLO ETF intends to invest primarily in BBB and BB rated tranches (or equivalent ratings by a NRSRO); however, these ratings do not constitute a guarantee of credit quality and it’s possible that under stressed market environments these tranches could experience substantial losses due to actual defaults, write-downs of the equity or other subordinated tranches, increased sensitivity to defaults due to collateral default and impairment of subordinate tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class. In addition, these risks are heightened with respect to the below investment grade CLOs in which the Funds may significantly invest (up to 70% of the Fund’s total assets). The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk (i.e., the risk that in a declining interest rate period CLO tranches could be refinanced or paid off prior to their maturities and the Funds would then have to reinvest the proceeds at a lower rate), and the risk of default of the underlying asset.
9. LINE OF CREDIT
On January 31, 2025, the Funds established a secured line of credit (“LOC”) in the amount of $75,000,000, 15% of a borrowing Fund’s gross market value or 33.33% of the fair market value of a borrowing Fund’s net assets, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of a borrowing Fund. The LOC matures, unless renewed on January 30, 2026. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of February 28, 2025. The Funds have authorized the Custodian to charge any of a borrowing Fund’s accounts for any missed payments. During the period ended February 28, 2025, the Funds did not utilize its line of credit.
10. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
On March 3, 2025, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $ 0.11601709 and $0.14550565, payable on March 10, 2025, to shareholders of record on March 4, 2025.

30

ELDRIDGE ETFs
Notes to the Financial Statements
February 28, 2025(Continued)
On April 1, 2025, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $ 0.09765576 and $ 0.20214869, payable on April 8, 2025, to shareholders of record on April 2, 2025.
On April 23, 2024, the Board approved an increase in the Funds’ line of credit to $150,000,000, 20% of a borrowing Fund’s gross market value or 33.33% of the fair market value of a borrowing Fund’s net assets, whichever is less.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

31

ELDRIDGE ETFs
Additional Information
February 28, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ websites at www.clozfund.com or www.cloxfund.com.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

32

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INVESTMENT ADVISER
Eldridge Structured Credit Advisers, LLC
767 5th Avenue, 17th Floor
New York, NY 10153
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, NW
Washington, DC 20004
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	5/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	5/6/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	5/6/2025